Other Accounts Receivable (Details) - Schedule of other accounts receivable - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Accounts Receivable [Abstract]
Prepaid expenses	$ 505	$ 1,033
Institutions	46	331
Advances to suppliers		194
other	75	147
Total other accounts receivable	626	1,705
Less long-term portion of prepaid expenses	(185)	(213)
Total current other accounts receivable	$ 441	$ 1,492